CASH AND CASH EQUIVALENTS (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of financial assets [line items]
Cash on hand	R 63.5	R 125.2
Access deposits and income funds	1,632.3	136.0
Restricted cash	19.3	18.3
Cash and cash equivalents	1,715.1	279.5	R 302.1	R 253.7
Interest earned on cash and cash equivalents	R 63.1	R 17.0	R 21.8
Effective annual yields	5.50%	7.00%